Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

Intangible assets represent franchise agreements, customer relationship, brand name and distributor channel acquired through business combinations, initially recognized and measured at fair value upon acquisitions and amortized on a straight-line basis over their respective estimated useful lives.

The following table summarizes the Company’s intangible assets, as of December 31, 2022 and 2023.

	As of December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Life Year
	RMB	RMB	RMB

Franchise agreement - Yunmao	19,900,000	(7,236,364)	12,663,636	11
Franchise agreement - Mengwei	2,200,000	(2,200,000)	-	1.5
Customer relationship - YJW	2,300,000	(191,667)	2,108,333	7
Customer relationship - KeKe	1,000,000	(83,333)	916,667	7
Customer relationship - Lishang	1,500,000	(200,000)	1,300,000	5
Customer relationship - Lin’s	339,470	(62,238)	277,232	5
Brand name - Lin’s	213,096	(39,072)	174,024	5

Total	27,452,566	(10,012,674)	17,439,892

	As of December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Termination Amount	Net Carrying Amount	Estimated Useful Life Year
	RMB	RMB	RMB	RMB
Franchise agreement - Yunmao	19,900,000	(8,894,697)	(11,005,303)	-	11
Customer relationship - YJW	2,300,000	(520,239)	-	1,779,761	7
Customer relationship - KeKe	1,000,000	(226,190)	-	773,810	7
Customer relationship - Lishang	1,500,000	(500,000)	-	1,000,000	5
Customer relationship - Lin’s	339,470	(130,132)	-	209,338	5
Brand name - Lin’s	213,096	(81,691)	-	131,405	5
Customer relationship -Yuli	2,400,000	(300,000)	-	2,100,000	4
Brand name - Cook SF	3,612,900	(180,645)	-	3,432,255	10
Total	31,265,466	(10,833,594)	(11,005,303)	9,426,569

Franchise agreement — Yunmao was generated from the acquisition of Yunmao in 2019, representing the right granted to the acquired business to distribute certain branded products of the franchiser. In December 2023, the Company terminated the franchise agreement of Yumao according to the business model of the Company changed.

Franchise agreement — Mengwei was generated from the acquisition of Mengwei Stores in 2021, representing the right granted to the Company to distribute certain branded products through Mengwei Stores acquired (note 16). Franchise agreement— Mengwei was fully amortized as of December 31, 2022 and was terminated in connection with the termination of the VIE agreements with Mengwei stores on August 19, 2023 (note 1).

Customer relationship — YJW was generated from the acquisition of YJW in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship acquired from YJW (note 16).

Customer relationship — Keke was generated from the acquisition of Keke in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship acquired from Keke (note 16).

Customer relationship — Lishang was generated from the acquisition of Lishang in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship through Lishang acquired (note 16).

Customer relationship — Lin’s was generated from the acquisition of Lin’s in 2022, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship through Lin’s acquired (note 16).

Brand name — Lin’s was generated from the acquisition of Lin’s in 2022, representing the right granted to the Company to use the brand name through Lin’s acquired (note 16).

Customer relationship — Yuli was generated from the acquisition of Yuli in 2023, representing the expected future benefit to be derived from the customer contracts, customer list and underlying customer relationship through Yuli acquired (note 16).

Brand name — Cook SF was generated from the acquisition of Cook SF in 2023, representing the right granted to the Company to use the brand name through Cook SF acquired (note 16).

Amortization expenses for intangible assets recognized as general and administrative expenses were RMB3,275,758, RMB3,118,734 and RMB3,020,920 for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2023, the estimated amortization expense for the next five years is as follows:

For the Years Ending December 31,	RMB

2024	1,843,231
2025	1,843,231
2026	1,843,231
2027	1,241,922
2028	832,718
2029 and thereafter	1,822,236